FIDELITY

(REGISTERED TRADEMARK)

TARGET TIMELINE
SM
FUNDS - 1999, 2001, 2003
SEMIANNUAL REPORT
JANUARY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUNDS HAVE DONE OVER TIME.

FUND TALK              15   THE MANAGER'S REVIEW OF THE FUNDS'
                            PERFORMANCE, STRATEGY AND OUTLOOK.

TARGET TIMELINE 1999   18   INVESTMENT CHANGES

                       19   INVESTMENTS

                       24   FINANCIAL STATEMENTS

TARGET TIMELINE 2001   28   INVESTMENT CHANGES

                       29   INVESTMENTS

                       33   FINANCIAL STATEMENTS

TARGET TIMELINE 2003   37   INVESTMENT CHANGES

                       38   INVESTMENTS

                       42   FINANCIAL STATEMENTS

NOTES                  46   NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
FIDELITY TARGET TIMELINE 1999
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998                PAST 6   PAST 1   LIFE OF
                                              MONTHS   YEAR     FUND

FIDELITY TARGET TIMELINE 1999                 3.50%    7.37%    10.18%

LB AGGREGATE BOND                             4.90%    10.72%   14.49%

U.S. TREASURY STRIPS (8/15/99 AND 11/15/99)   3.53%    7.27%    10.07%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You can also compare the fund to the average of the total returns of U.S. Treasury STRIPS maturing on 8/15/99 and 11/15/99, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks include reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998                      PAST 1   LIFE OF
                                                    YEAR     FUND

FIDELITY TARGET TIMELINE 1999                       7.37%    5.02%

LB AGGREGATE BOND                                   10.72%   7.07%

U.S. TREASURY STRIPS (8/15/99 AND 11/15/99)         7.27%    4.96%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980224 080105 S00000000000001
             Target Timeline 1999        Avg US TreasStrip 1999
LB Aggregate Bond
             00379                       F0092
LB001
  1996/02/08      10000.00                    10000.00
   10000.00
  1996/02/29       9843.43                     9854.02
    9839.53
  1996/03/31       9769.72                     9772.31
    9771.14
  1996/04/30       9723.18                     9719.40
    9716.19
  1996/05/31       9708.18                     9698.92
    9696.46
  1996/06/30       9814.54                     9801.69
    9826.67
  1996/07/31       9841.86                     9838.95
    9853.56
  1996/08/31       9849.03                     9846.73
    9837.05
  1996/09/30       9980.40                     9972.89
   10008.48
  1996/10/31      10147.46                    10138.67
   10230.18
  1996/11/30      10271.38                    10254.06
   10405.41
  1996/12/31      10218.33                    10216.80
   10308.66
  1997/01/31      10261.47                    10260.67
   10340.23
  1997/02/28      10277.69                    10275.66
   10365.95
  1997/03/31      10245.55                    10237.18
   10251.08
  1997/04/30      10340.73                    10334.51
   10404.53
  1997/05/31      10416.89                    10413.21
   10502.89
  1997/06/30      10502.40                    10491.90
   10627.55
  1997/07/31      10645.36                    10631.33
   10914.14
  1997/08/31      10644.63                    10629.48
   10821.04
  1997/09/30      10731.20                    10717.82
   10980.64
  1997/10/31      10820.68                    10806.15
   11139.93
  1997/11/30      10840.11                    10824.79
   11191.23
  1997/12/31      10906.08                    10898.70
   11303.91
  1998/01/30      11018.13                    11006.86
   11449.03
IMATRL PRASUN   SHR__CHT 19980131 19980224 080107 R00000000000027
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 1999 on February 8, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment would be $11,018 - a 10.18% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $11,449 - a 14.49% increase. If $10,000 was put in U.S. Treasury STRIPS (8/15/99 and 11/15/99), it would be valued at $11,007 - a 10.07% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                              SIX MONTHS ENDED   YEAR ENDED   FEBRUARY 8, 1996
                              JANUARY 31,        JULY 31,     (COMMENCEMENT
                              1998               1997         OF OPERATIONS) TO
                                                              JULY 31,
                                                              1996

DIVIDEND RETURN               3.71%              7.64%        3.12%

CAPITAL APPRECIATION RETURN   -0.21%             0.52%        -4.70%

TOTAL RETURN                  3.50%              8.16%        -1.58%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED JANUARY 31, 1998   PAST 1        PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE              5.78(CENTS)   34.92(CENTS)   69.95(CENTS)

ANNUALIZED DIVIDEND RATE         7.12%         7.26%          7.34%

30-DAY ANNUALIZED YIELD          5.53%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. The annualized dividend rate is based on an average net asset value of $9.56 over the past one month, $9.54 over the past six months, and $9.53 over the past one year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 4.59%.
FIDELITY TARGET TIMELINE 2001
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998                PAST 6   PAST 1   LIFE OF
                                              MONTHS   YEAR     FUND

FIDELITY TARGET TIMELINE 2001                 4.35%    9.62%    11.74%

LB AGGREGATE BOND                             4.90%    10.72%   14.49%

U.S. TREASURY STRIPS (8/15/01 AND 11/15/01)   4.64%    9.44%    10.90%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You can also compare the fund to the average of the total returns of U.S. Treasury STRIPS maturing on 8/15/01 and 11/15/01, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks include reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998                      PAST 1   LIFE OF
                                                    YEAR     FUND

FIDELITY TARGET TIMELINE 2001                       9.62%    5.77%

LB AGGREGATE BOND                                   10.72%   7.07%

U.S. TREASURY STRIPS (8/15/01 AND 11/15/01)         9.44%    5.36%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980224 080559 S00000000000001
             Target Timeline 2001        Avg US TreasStrip 2001
LB Aggregate Bond
             00381                       F0093
LB001
  1996/02/08      10000.00                    10000.00
   10000.00
  1996/02/29       9763.03                     9793.77
    9839.53
  1996/03/31       9659.03                     9644.16
    9771.14
  1996/04/30       9582.85                     9541.04
    9716.19
  1996/05/31       9558.77                     9502.61
    9696.46
  1996/06/30       9695.97                     9643.50
    9826.67
  1996/07/31       9711.59                     9646.86
    9853.56
  1996/08/31       9687.10                     9625.31
    9837.05
  1996/09/30       9868.61                     9810.59
   10008.48
  1996/10/31      10105.68                    10048.52
   10230.18
  1996/11/30      10290.56                    10225.78
   10405.41
  1996/12/31      10162.27                    10090.29
   10308.66
  1997/01/31      10193.78                    10132.73
   10340.23
  1997/02/28      10199.18                    10123.94
   10365.95
  1997/03/31      10092.01                    10008.01
   10251.08
  1997/04/30      10241.62                    10144.85
   10404.53
  1997/05/31      10328.56                    10236.50
   10502.89
  1997/06/30      10435.11                    10332.84
   10627.55
  1997/07/31      10708.33                    10598.38
   10914.14
  1997/08/31      10615.90                    10508.74
   10821.04
  1997/09/30      10755.43                    10650.93
   10980.64
  1997/10/31      10886.16                    10800.54
   11139.93
  1997/11/30      10890.55                    10803.23
   11191.23
  1997/12/31      10998.62                    10907.70
   11303.91
  1998/01/30      11174.41                    11089.66
   11449.03
IMATRL PRASUN   SHR__CHT 19980131 19980224 080601 R00000000000027
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2001 on February 8, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment would be $11,174 - a 11.74% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $11,449 - a 14.49% increase. If $10,000 was put in U.S. Treasury STRIPS (8/15/01 and 11/15/01), it would be valued at $11,090 - a 10.90% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                              SIX MONTHS ENDED   YEAR ENDED   FEBRUARY 8, 1996
                              JANUARY 31,        JULY 31,     (COMMENCEMENT
                              1998               1997         OF OPERATIONS) TO
                                                              JULY 31,
                                                              1996

DIVIDEND RETURN               3.52%              7.71%        3.12%

CAPITAL APPRECIATION RETURN   0.83%               2.55%       -6.00%

TOTAL RETURN                  4.35%              10.26%       -2.88%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. DIVIDENDS AND YIELD
PERIODS ENDED JANUARY 31, 1998   PAST 1        PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE              5.38(CENTS)   33.07(CENTS)   67.84(CENTS)

ANNUALIZED DIVIDEND RATE         6.52%         6.84%          7.13%

30-DAY ANNUALIZED YIELD          5.61%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. The annualized dividend rate is based on an average net asset value of $9.72 over the past one month, $9.59 over the past six months, and $9.52 over the past one year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 4.63%.
FIDELITY TARGET TIMELINE 2003
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998                PAST 6   PAST 1   LIFE OF
                                              MONTHS   YEAR     FUND

FIDELITY TARGET TIMELINE 2003                 5.29%    11.76%   12.51%

LB AGGREGATE BOND                             4.90%    10.72%   14.49%

U.S. TREASURY STRIPS (8/15/03 AND 11/15/03)   5.77%    12.01%   12.56%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You can also compare the fund to the average of the total returns of U.S. Treasury STRIPS maturing on 8/15/03 and 11/15/03, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks include reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998                      PAST 1   LIFE OF
                                                    YEAR     FUND

FIDELITY TARGET TIMELINE 2003                       11.76%   6.13%

LB AGGREGATE BOND                                   10.72%   7.07%

U.S. TREASURY STRIPS (8/15/03 AND 11/15/03)         12.01%   6.16%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19980131 19980224 151140 S00000000000001
             Target Timeline 2003        Avg US TreasStrip 2003
LB Aggregate Bond
             00383                       F0094
LB001
  1996/02/08      10000.00                    10000.00
   10000.00
  1996/02/29       9693.93                     9708.73
    9839.53
  1996/03/31       9591.28                     9547.53
    9771.14
  1996/04/30       9453.76                     9389.28
    9716.19
  1996/05/31       9397.89                     9332.02
    9696.46
  1996/06/30       9543.44                     9500.15
    9826.67
  1996/07/31       9546.95                     9506.25
    9853.56
  1996/08/31       9499.53                     9458.85
    9837.05
  1996/09/30       9710.09                     9672.82
   10008.48
  1996/10/31       9996.20                     9990.76
   10230.18
  1996/11/30      10250.02                    10224.62
   10405.41
  1996/12/31      10063.50                    10045.81
   10308.66
  1997/01/31      10067.43                    10049.62
   10340.23
  1997/02/28      10076.73                    10059.55
   10365.95
  1997/03/31       9908.59                     9860.12
   10251.08
  1997/04/30      10083.36                    10032.03
   10404.53
  1997/05/31      10173.92                    10155.86
   10502.89
  1997/06/30      10318.60                    10276.60
   10627.55
  1997/07/31      10686.53                    10641.95
   10914.14
  1997/08/31      10537.32                    10487.54
   10821.04
  1997/09/30      10729.76                    10674.78
   10980.64
  1997/10/31      10925.09                    10878.10
   11139.93
  1997/11/30      10951.69                    10894.91
   11191.23
  1997/12/31      11083.92                    11030.18
   11303.91
  1998/01/30      11251.45                    11256.41
   11449.03
IMATRL PRASUN   SHR__CHT 19980131 19980224 151141 R00000000000027
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2003 on February 8, 1996, when the fund started. As the chart shows, by January 31, 1998, the value of the investment would be $11,251 - a 12.51% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $11,449 - a 14.49% increase. If $10,000 was put in U.S. Treasury STRIPS (8/15/03 and 11/15/03), it would be valued at $11,256 - a 12.56% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                              SIX MONTHS ENDED   YEAR ENDED   FEBRUARY 8, 1996
                              JANUARY 31,        JULY 31,     (COMMENCEMENT
                              1998               1997         OF OPERATIONS) TO
                                                              JULY 31,
                                                              1996

DIVIDEND RETURN               3.53%              7.29%        3.07%

CAPITAL APPRECIATION RETURN   1.76%               4.65%       -7.60%

TOTAL RETURN                  5.29%              11.94%       -4.53%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. DIVIDENDS AND YIELD
PERIODS ENDED JANUARY 31, 1998   PAST 1        PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE              5.74(CENTS)   33.09(CENTS)   64.54(CENTS)

ANNUALIZED DIVIDEND RATE         6.86%         6.80%          6.79%

30-DAY ANNUALIZED YIELD          5.71%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. The annualized dividend rate is based on an average net asset value of $9.85 over the past one month, $9.66 over the past six months, and $9.51 over the past one year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 4.94%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A lack of inflationary pressure
resulted in a favorable investing
climate for bonds during the six
months that ended January 31,
1998.  The Lehman Brothers
Aggregate Bond Index - a broad
gauge of the U.S. taxable
investment-grade bond market -
returned 4.90% during this period.
The bond market fared well in the
months of August and September,
spurred on by the continued
strength of the U.S. economy
and a reluctance on the part of the
Federal Reserve Board to raise
interest rates. Global volatility and
historically low interest rates were
the main stories in the last quarter
of 1997.  Financial problems in
Asia came to a head in October,
resulting in a "flight to quality."
Wary stock investors sought
investments offering lower
volatility, helping the U.S. bond
market - especially U.S.
Treasuries - surge.  The Lehman
Brothers Corporate Bond Index
returned 4.40% for the six months.
Corporate bonds benefited from
continued economic growth and
demand for yield, although they
faltered somewhat in January
1998 as investors feared a
slowdown in demand in Asia
would eat into corporate earnings.
Despite increased prepayment
activity due to lower rates,
mortgage-backed bonds also
fared relatively well, with the
Lehman Brothers
Mortgage-Backed Securities
Index returning 4.45%.
An interview with Christine Thompson, Portfolio Manager of Fidelity Target Timeline Funds 1999, 2001, 2003
Q. HOW DID THE FUNDS PERFORM, CHRISTINE?
A. The funds performed in line with their investment objectives. For the six months that ended January 31, 1998, Target Timeline 1999, 2001 and 2003 returned 3.50%, 4.35% and 5.29%, respectively. For the same period, U.S. Treasury STRIPS maturing at approximately the same time as the funds (August and November 1999, 2001 and 2003) averaged 3.53%, 4.64% and 5.77%, respectively. The Lehman Brothers Aggregate Bond Index had a six-month return of 4.90%. For the 12 months that ended January 31, 1998, Target Timeline 1999, 2001 and 2003 returned 7.37%, 9.62% and 11.76%, respectively. The U.S. Treasury STRIPS had respective returns of 7.27%, 9.44% and 12.01% during the 12-month period, while the Lehman Brothers index returned 10.72%.
Q. YOU SAID THE FUNDS PERFORMED IN LINE WITH THEIR GOALS. HOW DO YOU GAUGE THEIR PERFORMANCE?
A. The funds are structured so that their interest-rate sensitivity, and therefore return patterns, will closely resemble that of a zero-coupon bond - a security that doesn't make periodic interest payments, but rather is sold at a discount to what its value will be at maturity. The average annual return earned by such an investment when it is held to maturity is equal to its yield at the time of purchase. Similarly, Target Timeline funds are set up so that investors' average annual rate of return is also approximated by the yield on the portfolio at the time of purchase.
Q. HOW DO YOU VIEW THE FUNDS' PERFORMANCE RELATIVE TO THE LEHMAN AGGREGATE BOND INDEX?
A. The funds' investment objective is to control interest-rate sensitivity over a specified time horizon, namely until each fund's maturity date. Each fund's duration, a measure of interest-rate sensitivity, is managed to decline over time as the funds approach their maturity dates. The Lehman Brothers Aggregate Bond Index, on the other hand, is an indication of the performance of the overall investment-grade bond market, which by design is rebalanced monthly to include securities in the marketplace with more than one year to maturity. Consequently, over time, the funds' duration characteristics and return patterns may not resemble the Lehman Brothers Aggregate Bond Index.
Q. HOW DID CORPORATE BONDS PERFORM?
A. Over the past several years, valuation levels across different sectors of the corporate bond market became very compressed - meaning bonds of varying credit qualities and cash-flow structures traded at increasingly tight valuation levels. In October, however, corporate bonds broke that trend and we saw increased differentiation and cheapening valuations in the sector. Overall, corporate bonds - as a group - performed poorly versus Treasuries throughout the fourth quarter of 1997 and into the first quarter of 1998. In addition to credit concerns tied to the deteriorating situation in Asia, corporate bond prices were hurt by an increased supply of new issues. As interest rates declined, corporations increasingly began to view the environment as attractive for locking in longer-term funding.
Q. WHAT'S YOUR OUTLOOK FOR THE MARKET?
A. I think the market will continue to reward cleanly structured corporate bonds - such as non-callable securities or those that can't be redeemed by the issuer before maturity - and U.S. government securities. I believe Fidelity's research team can benefit the funds' returns even more in this environment of increased differentiation in valuation levels by identifying issuers with improving credit qualities. I believe this research will continue to allow the Target Timeline funds to meet their objectives in a variety of market environments.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CHRISTINE THOMPSON ON
QUANTITATIVE RESEARCH:
"Quantitative research allows us to
understand how our funds are likely
to perform relative to the market
in a variety of interest-rate
environments and market
scenarios. Our research draws on
historical performance to model
how individual securities react
and allows us to combine certain
groupings of securities to examine
their performance together under
various circumstances.
"Quantitative research allows us to
analyze issues such as: How do the
payment patterns of the bonds in
a portfolio come together? How
would you expect these valuation
measures to adjust and to offset
one another in different market
environments? If we re-lived in the
future some of the extreme
environments that we've seen in
the past, what kind of returns
would you expect this portfolio to
have relative to the overall
market?
"Being able to model a portfolio
that contains securities with many
different characteristics to find
out how the portfolio is likely to
perform in an extreme
interest-rate environment, for
example, is very useful in
controlling risks and positioning
the fund."
FUND FACTS
GOAL: definable return over the
life of the funds by investing
mainly in investment-grade
quality debt securities whose
average duration is
approximately equal to each
fund's maturity
FUND NUMBERS: 379 (1999),
381 (2001), 383 (2003)
TRADING SYMBOLS: FTTAF (1999),
FTTBF (2001), FTTCF (2003)
START DATE: February 8, 1996
SIZE: as of January 31, 1998,
more than $13 million, 1999
fund; more than $12 million,
2001 fund; more than
$17 million, 2003 fund
MANAGER: Christine Thompson,
since inception; manager,
Fidelity Intermediate Bond
Fund, since 1995; manager,
Fidelity U.S. Bond Index, since
1990; joined Fidelity in 1985
(checkmark)
FIDELITY TARGET TIMELINE 1999

INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF JANUARY 31, 1998
(MOODY'S RATINGS)   %    % OF FUND'S INVESTMENTS
                    O    6 MONTHS AGO
                    F
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

AAA                 2    11.9
                    1
                    .
                    2

AA                  3    3.9
                    .
                    6

A                   4    47.1
                    7
                    .
                    1

BAA                 2    33.9
                    2
                    .
                    8

BA                  2    2.5
                    .
                    3

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1998
              6 MONTHS AGO

YEARS   1.8   2.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1998
              6 MONTHS AGO

YEARS   1.6   2.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 * AS OF JULY 31, 1997 **

CORPORATE BONDS 71.1%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 18.6%
FOREIGN GOVERNMENT
OBLIGATIONS 2.3%
OTHER 5.0%
SHORT-TERM
INVESTMENTS 3.0%
CORPORATE BONDS 82.2%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 9.1%
FOREIGN GOVERNMENT
OBLIGATIONS 2.5%
OTHER 5.5%
SHORT-TERM
INVESTMENTS 0.7%
ROW: 1, COL: 1, VALUE: 3.0
ROW: 1, COL: 2, VALUE: 5.0
ROW: 1, COL: 3, VALUE: 2.3
ROW: 1, COL: 4, VALUE: 18.6
ROW: 1, COL: 5, VALUE: 71.09999999999999
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 5.5
ROW: 1, COL: 3, VALUE: 3.0
ROW: 1, COL: 4, VALUE: 9.1
ROW: 1, COL: 5, VALUE: 41.0
ROW: 1, COL: 6, VALUE: 40.0

* FOREIGN
 INVESTMENTS 11.5%
** FOREIGN
 INVESTMENTS 15.0%
FIDELITY TARGET TIMELINE 1999

INVESTMENTS JANUARY 31, 1998 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 71.1%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT  (NOTE 1)
BASIC INDUSTRIES - 2.8%
CHEMICALS & PLASTICS - 2.8%
CBI Industries, Inc. 6 1/4%, 6/30/00  A3 $ 365,000 $ 368,690
DURABLES - 2.1%
AUTOS, TIRES, & ACCESSORIES - 1.3%
General Motors Corp. 9 5/8%, 12/1/00  A3  150,000  164,327
CONSUMER ELECTRONICS - 0.8%
Black & Decker Corp. 6 5/8%, 11/15/00  Baa  100,000  101,300
TOTAL DURABLES   265,627
ENERGY - 6.1%
OIL & GAS - 6.1%
Burlington Resources, Inc. 7.15%, 5/1/99  A3  246,000  249,747
Occidental Petroleum Corp. 6 1/4%, 11/8/00  Baa  101,000  101,956
Pennzoil Co. 9 5/8%, 11/15/99  Baa  195,000  206,587
Texas Eastern Transmission Corp.
10 3/8%, 11/15/00  A2  220,000  244,578
  802,868
FINANCE - 42.8%
BANKS - 26.8%
Banco Latin Americano 7%, 9/24/99 (a)  Baa  350,000  355,502
Bank South Corp. 10.20%, 6/1/99  A1  200,000  211,250
BanPonce Corp. 6.378%, 4/8/99  A3  150,000  150,603
Chase Manhattan Corp. 10%, 6/15/99  A1  253,000  266,543
First Hawaiian, Inc. 6 1/4%, 8/15/00  Baa  165,000  165,776
First Interstate Bancorp 8 5/8%, 4/1/99  A2  362,000  373,030
First Security Corp. 7 7/8%, 10/15/99  A3  450,000  464,625
Florida National Banks, Inc. 9 7/8%, 5/15/99  A2  376,000  394,413
Kansallis-Osake-Pankki 6 3/8%, 8/15/00  A2  250,000  253,165
Midlantic Corp. 9 1/4%, 9/1/99  A2  318,000  333,766
Republic of NY Corp. 9 3/4%, 12/1/00  A1  125,000  137,490
St. George Bank Ltd. yankee 6 7/8%,
4/1/99 (a)  A3  200,000  202,078
Shawmut National Corp. 8 5/8%, 12/15/99  A3  200,000  209,450
  3,517,691
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT  (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 11.3%
Aristar, Inc. 7 1/2%, 7/1/99  Baa $ 299,000 $ 305,500
Beneficial Corp. 10.10%, 11/27/00  A2  75,000  83,021
Chrysler Financial Corp. 9 1/2%, 12/15/99  A3  383,000  407,317
Fleet Financial Group, Inc. 7 5/8%, 12/1/99  A3  100,000  102,925
Greyhound Financial Corp. 6.65%, 1/19/00  Baa  165,000  167,668
Heller Financial, Inc. 7 7/8%, 11/1/99  A3  105,000  108,105
Southwestern Bell Capital Corp.
6 3/4%, 2/1/00  A2  100,000  102,016
US West Financial Services, Inc.
8.40%, 9/15/99  A2  200,000  208,082
  1,484,634
INSURANCE - 4.7%
SunAmerica, Inc. 6.20%, 10/31/99  Baa  400,000  402,132
Travelers Property Casualty Corp.
6 3/4%, 9/1/99  A2  205,000  207,741
  609,873
TOTAL FINANCE   5,612,198
MEDIA & LEISURE - 3.5%
BROADCASTING - 2.3%
TCI Communication, Inc. 7 1/4%, 6/15/99  Ba1  300,000  304,446
PUBLISHING - 1.2%
News America Holdings, Inc. 7 1/2%, 3/1/00  Baa  150,000  154,325
TOTAL MEDIA & LEISURE   458,771
NONDURABLES - 1.2%
TOBACCO - 1.2%
Philip Morris Companies, Inc. 9 1/4%, 2/15/00  A2  150,000  158,582
RETAIL & WHOLESALE - 5.2%
GENERAL MERCHANDISE STORES - 5.2%
Dayton Hudson Corp. 10%, 12/1/00  Baa  340,000  375,224
Dillard Department Stores, Inc.
7 3/8%, 6/15/99  A2  300,000  306,423
  681,647
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT  (NOTE 1)
TECHNOLOGY - 2.3%
COMPUTERS & OFFICE EQUIPMENT - 2.3%
Comdisco, Inc. 7 3/4%, 9/1/99  Baa $ 294,000 $ 301,926
TRANSPORTATION - 1.0%
RAILROADS - 1.0%
Burlington Northern, Inc. 7.40%, 5/15/99  Baa  125,000  127,234
UTILITIES - 4.1%
GAS - 4.1%
Arkla, Inc. 8 7/8%, 7/15/99  Baa  210,000  219,028
Sonat, Inc. 9 1/2%, 8/15/99  A3  300,000  316,156
  535,184
TOTAL NONCONVERTIBLE BONDS
(Cost $9,387,297)   9,312,727
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 18.6%
U.S. TREASURY OBLIGATIONS - 15.1%
6%, 8/15/99  Aaa  960,000  968,851
7 3/4%, 12/31/99  Aaa  200,000  208,594
8 1/2%, 2/15/00  Aaa  755,000  800,300
  1,977,745
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.5%
Financing Corp. stripped principal
0%, 8/8/99  Aaa  311,000  286,241
State of Israel (guaranteed by U.S. government
through Agency for International Development)
7 3/4%, 11/15/99  Aaa  175,000  181,577
  467,818
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $2,427,350)   2,445,563
FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT  (NOTE 1)
Export Development Corp. yankee
8 1/8%, 8/10/99  Aa2 $ 140,000 $ 144,808
Manitoba Province yankee 7.93%, 2/15/00  A1  150,000  156,165
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $307,285)   300,973
SUPRANATIONAL OBLIGATIONS - 5.0%
African Development Bank 9.30%, 7/1/00  Aa1  300,000  322,938
European Investment Bank 10 1/8%, 10/1/00  Aaa  300,000  331,848
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $659,154)   654,786
CERTIFICATES OF DEPOSIT - 1.9%
First National Bank of Maryland, Baltimore
6.05%, 10/28/99 (Cost $249,613)  A1  250,000  250,120
CASH EQUIVALENTS - 1.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.59%, dated
1/30/98 due 2/2/98  $ 141,066  141,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $13,171,699)  $ 13,105,169
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $557,580 or 4.2% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 71.9% AAA, AA, A 60.3%
Baa 22.8% BBB  36.7%
Ba 2.3% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.5%
Supranational   5.0
Panama   2.7
Canada   2.3
Australia   1.5
TOTAL  100.0%
Purchases and sales of securities, other than short-term securities, aggregated $3,655,614 and $2,792,001, respectively, of which U.S. government and government agency obligations aggregated $2,201,494 and $856,149, respectively.
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $13,173,867. Net unrealized depreciation aggregated $68,698, of which $44,942 related to appreciated investment securities and $113,640 related to depreciated investment securities. The fund intends to elect to defer to its fiscal year ending July 31, 1998 approximately $39,000 of losses recognized during the period November 1, 1996 to July 31, 1997.
At July 31, 1997, the fund had a capital loss carryforward of approximately $44,000 all of which will expire on July 31, 2005. FIDELITY TARGET TIMELINE 1999

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE               $ 13,105,169
AGREEMENTS OF $141,000) (COST $13,171,699) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                    4,009

INTEREST RECEIVABLE                                                     271,322

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS               3,460

 TOTAL ASSETS                                                           13,383,960

LIABILITIES

DISTRIBUTIONS PAYABLE                                        $ 610

OTHER PAYABLES AND ACCRUED EXPENSES                           17,305

 TOTAL LIABILITIES                                                      17,915

NET ASSETS                                                             $ 13,366,045

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 13,515,410

UNDISTRIBUTED NET INVESTMENT INCOME                                     8,758

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                      (91,593)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS               (66,530)

NET ASSETS, FOR 1,397,921 SHARES OUTSTANDING                           $ 13,366,045

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $9.56
SHARE ($13,366,045 (DIVIDED BY) 1,397,921 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                      $ 483,667
INTEREST

EXPENSES

MANAGEMENT FEE                                             $ 27,607

TRANSFER AGENT FEES                                         12,898

ACCOUNTING FEES AND EXPENSES                                30,008

NON-INTERESTED TRUSTEES' COMPENSATION                       24

CUSTODIAN FEES AND EXPENSES                                 385

REGISTRATION FEES                                           13,930

AUDIT                                                       17,405

LEGAL                                                       1,584

REPORTS TO SHAREHOLDERS                                     1,847

MISCELLANEOUS                                               48

 TOTAL EXPENSES BEFORE REDUCTIONS                           105,736

 EXPENSE REDUCTIONS                                         (83,605)    22,131

NET INVESTMENT INCOME                                                   461,536

REALIZED AND UNREALIZED GAIN (LOSS)                                     (4,297)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                 (23,815)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                         (28,112)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 433,424
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTION                                                      $ 97
CUSTODIAN CREDITS

 FMR REIMBURSEMENT                                                      83,508

                                                                       $ 83,605


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED    YEAR ENDED
                                                            JANUARY 31, 1998    JULY 31,
                                                            (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 461,536           $ 716,343
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    (4,297)             (52,439)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        (23,815)            104,719

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             433,424             768,623
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (460,278)           (709,625)

SHARE TRANSACTIONS                                           2,178,186           6,043,900
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                               452,864             701,715

 COST OF SHARES REDEEMED                                     (1,435,326)         (1,930,601)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             1,195,724           4,815,014
FROM SHARE TRANSACTIONS

 REDEMPTION FEES                                             336                 1,019

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,169,206           4,875,031

NET ASSETS

 BEGINNING OF PERIOD                                         12,196,839          7,321,808

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT      $ 13,366,045        $ 12,196,839
INCOME OF $8,758 AND $7,500, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                        228,250             632,922

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                     47,485              73,491

 REDEEMED                                                    (150,398)           (202,177)

 NET INCREASE (DECREASE)                                     125,337             504,236


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEAR ENDED   FEBRUARY 8, 1996
      JANUARY 31, 1998    JULY 31,     (COMMENCEMENT
                                       OF OPERATIONS) TO
                                       JULY 31,

      (UNAUDITED)         1997         1996


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD             $ 9.580      $ 9.530    $ 10.000

INCOME FROM INVESTMENT OPERATIONS                 .349 D       .724 D     .310
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED GAIN (LOSS)          (.020)       .027       (.470)

 TOTAL FROM INVESTMENT OPERATIONS                 .329         .751       (.160)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                       (.349)       (.702)     (.310)

REDEMPTION FEES ADDED TO PAID IN CAPITAL          -            .001       -

NET ASSET VALUE, END OF PERIOD                   $ 9.560      $ 9.580    $ 9.530

TOTAL RETURN B, C                                 3.50%        8.16%      (1.58)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)          $ 13,366     $ 12,197   $ 7,322

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .35% A, E    .35% E     .35% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER     .35% A       .34% F     .34% A, F
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE         7.27% A      7.38%      6.88% A
NET ASSETS

PORTFOLIO TURNOVER RATE                           45% A        80%        118% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. FIDELITY TARGET TIMELINE 2001

INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF JANUARY 31, 1998
(MOODY'S RATINGS)   %    % OF FUND'S INVESTMENTS
                    O    6 MONTHS AGO
                    F
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

AAA                 2    28.9
                    6
                    .
                    9

AA                  1    7.5
                    1
                    .
                    3

A                   3    32.2
                    1
                    .
                    1

BAA                 2    29.4
                    9
                    .
                    3

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1998
              6 MONTHS AGO

YEARS   4.4   5.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1998
              6 MONTHS AGO

YEARS   3.6   4.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 * AS OF JULY 31, 1997 **

CORPORATE BONDS 56.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 26.9%
FOREIGN GOVERNMENT
OBLIGATIONS 11.5%
OTHER 3.4%
SHORT-TERM
INVESTMENTS 1.4%
CORPORATE BONDS 57.5%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 28.9%
FOREIGN GOVERNMENT
OBLIGATIONS 7.8%
OTHER 3.8%
SHORT-TERM
INVESTMENTS 2.0%
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 3.6
ROW: 1, COL: 3, VALUE: 11.5
ROW: 1, COL: 4, VALUE: 26.9
ROW: 1, COL: 5, VALUE: 56.0
ROW: 1, COL: 1, VALUE: 2.6
ROW: 1, COL: 2, VALUE: 4.0
ROW: 1, COL: 3, VALUE: 7.8
ROW: 1, COL: 4, VALUE: 28.0
ROW: 1, COL: 5, VALUE: 57.6

* FOREIGN
 INVESTMENTS 19.2%
** FOREIGN
 INVESTMENTS 18.2%
FIDELITY TARGET TIMELINE 2001

INVESTMENTS JANUARY 31, 1998 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 56.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT  (NOTE 1)
BASIC INDUSTRIES - 2.6%
CHEMICALS & PLASTICS - 2.6%
Praxair, Inc. 6 3/4%, 3/1/03  A3 $ 300,000 $ 307,665
ENERGY - 1.8%
OIL & GAS - 1.8%
Petro-Canada 8.60%, 10/15/01  A3  190,000  205,825
FINANCE - 31.9%
BANKS - 21.5%
Bank of New York Co., Inc.
7 7/8%, 11/15/02  A2  136,000  147,004
BankAmerica Corp. 7 1/2%, 10/15/02  A1  25,000  26,617
BanPonce Financial Corp. 7.30%, 6/5/02  A3  400,000  416,412
Barnett Banks, Inc. 9.83%, 5/30/03  A2  160,000  187,770
Central Fidelity Banks, Inc. 8.15%, 11/15/02  A1  200,000  217,938
Huntington Bancshares, Inc. 7 7/8%, 11/15/02  Baa  100,000  107,368
Integra Financial Corp. 8 1/2%, 5/15/02  A2  350,000  381,651
Kansallis-Osake-Pankki 10%, 5/1/02  A3  255,000  291,473
Skandinaviska Enskilda Banken yankee
8.45%, 5/15/02  A3  300,000  325,983
Summit Bancorp. 8 5/8%, 12/10/02  BBB  250,000  275,983
Wells Fargo & Co. 6 7/8%, 4/15/03  A2  160,000  165,541
  2,543,740
CREDIT & OTHER FINANCE - 5.6%
Countrywide Funding Corp. 8 1/4%, 7/15/02  Baa  250,000  269,918
Finova Capital Corp. 7 1/8%, 5/1/02  Baa  174,000  181,082
Greyhound Financial Corp. 7.82%, 1/27/03  Baa  100,000  107,799
Southwestern Bell Capital Corp.
7.36%, 5/1/02  A2  100,000  105,917
  664,716
INSURANCE - 1.7%
SunAmerica, Inc. 6.58%, 1/15/02  Baa  200,000  204,674
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT  (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 3.1%
Great Western Financial Corp. 8.60%, 2/1/02  A3 $ 100,000 $ 109,235
Long Island Savings Bank FSB
7%, 6/13/02  Baa  250,000  258,625
  367,860
TOTAL FINANCE   3,780,990
RETAIL & WHOLESALE - 9.5%
GENERAL MERCHANDISE STORES - 9.5%
Dayton Hudson Corp.:
 9 3/4%, 7/1/02  Baa  75,000  85,520
 6.40%, 2/15/03  Baa  245,000  247,771
Federated Department Stores, Inc.
8 1/8%, 10/15/02  Baa  400,000  430,528
Penney (J.C.) Co., Inc. 7 1/4%, 4/1/02  A2  350,000  364,938
  1,128,757
TRANSPORTATION - 2.8%
AIR TRANSPORTATION - 2.8%
Delta Air Lines, Inc. 8 1/2%, 3/15/02  Baa  311,000  332,926
UTILITIES - 8.2%
ELECTRIC UTILITY - 1.8%
Philadelphia Electric Co. 7 1/8%, 9/1/02  Baa  205,000  213,491
GAS - 5.5%
Columbia Gas System, Inc. 6.61%, 11/28/02  Baa  150,000  153,240
Enron Corp. 9 7/8%, 6/15/03  Baa  210,000  244,264
Southwest Gas Corp. 9 3/4%, 6/15/02  Baa  225,000  255,418
  652,922
TELEPHONE SERVICES - 0.9%
GTE Corp. 9.10%, 6/1/03  Baa  95,000  107,385
TOTAL UTILITIES   973,798
TOTAL NONCONVERTIBLE BONDS
(Cost $6,681,257)   6,729,961
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 26.9%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT  (NOTE 1)
U.S. TREASURY OBLIGATIONS - 23.2%
6 1/4%, 1/31/02  Aaa $ 2,240,000 $ 2,305,789
10 3/4%, 2/15/03  Aaa  365,000  448,778
  2,754,567
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%
Federal Home Loan Bank 6.37%, 6/30/03  Aaa  180,000  186,131
Financing Corp. stripped principal 0%, 5/2/01  Aaa  300,000  250,626
  436,757
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,119,921)   3,191,324
FOREIGN GOVERNMENT OBLIGATIONS - 11.5%
Canadian Government 6 1/8%, 7/15/02  Aa2  400,000  408,160
Ireland Republic 7.64%, 1/2/02  Aa1  210,000  222,928
Manitoba Province yankee 8%, 4/15/02  A1  110,000  118,187
Nova Scotia Province yankee
9 3/8%, 7/15/02  A3  275,000  310,486
Ontario Province yankee 7 3/8%, 1/27/03  Aa3  150,000  159,909
Swedish Kingdom yankee 0%, 4/1/01  Aa3  174,000  145,699
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,346,696)   1,365,369
SUPRANATIONAL OBLIGATIONS - 3.4%
African Development Bank yankee
7.70%, 7/15/02 (Cost $390,137)  Aa1  375,000  401,464
CASH EQUIVALENTS - 1.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.59%, dated
1/30/98 due 2/2/98  $ 162,075  162,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $11,700,011)  $ 11,850,118
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 69.3% AAA, AA, A 67.0%
Baa 27.0% BBB  31.6%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   80.8%
Canada   10.0
Sweden   3.9
Supranational   3.4
Ireland   1.9
TOTAL  100.0%

Purchases and sales of securities, other than short-term securities, aggregated $3,225,069 and $1,803,256, respectively, of which U.S. government and government agency obligations aggregated $2,021,282 and $1,327,969, respectively.
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $11,706,401. Net unrealized appreciation aggregated $143,717, of which $190,436 related to appreciated investment securities and $46,719 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending July 31, 1998 approximately $15,000 of losses recognized during the period November 1, 1996 to July 31, 1997.
At July 31, 1997, the fund had a capital loss carryforward of approximately $32,000 all of which will expire on July 31, 2005. FIDELITY TARGET TIMELINE 2001

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE               $ 11,850,118
AGREEMENTS OF $162,000) (COST $11,700,011) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                    422

INTEREST RECEIVABLE                                                     230,840

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS               4,998

 TOTAL ASSETS                                                           12,086,378

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                             $ 561

DISTRIBUTIONS PAYABLE                                         407

OTHER PAYABLES AND ACCRUED EXPENSES                           21,490

 TOTAL LIABILITIES                                                      22,458

NET ASSETS                                                             $ 12,063,920

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 11,961,004

UNDISTRIBUTED NET INVESTMENT INCOME                                     3,328

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                      (50,519)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS               150,107

NET ASSETS, FOR 1,241,679 SHARES OUTSTANDING                           $ 12,063,920

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $9.72
SHARE ($12,063,920 (DIVIDED BY) 1,241,679 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                      $ 400,208
INTEREST

EXPENSES

MANAGEMENT FEE                                             $ 24,198

TRANSFER AGENT FEES                                         10,965

ACCOUNTING FEES AND EXPENSES                                30,007

NON-INTERESTED TRUSTEES' COMPENSATION                       13

CUSTODIAN FEES AND EXPENSES                                 526

REGISTRATION FEES                                           14,017

AUDIT                                                       14,620

LEGAL                                                       1,347

REPORTS TO SHAREHOLDERS                                     1,583

MISCELLANEOUS                                               41

 TOTAL EXPENSES BEFORE REDUCTIONS                           97,317

 EXPENSE REDUCTIONS                                         (77,845)    19,472

NET INVESTMENT INCOME                                                   380,736

REALIZED AND UNREALIZED GAIN (LOSS)                                     9,275
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                 92,075
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                         101,350

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 482,086
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTION                                                      $ 12
CUSTODIAN CREDITS

 FMR REIMBURSEMENT                                                      77,833

                                                                       $ 77,845


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED    YEAR ENDED
                                                            JANUARY 31, 1998    JULY 31,
                                                            (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 380,736           $ 602,268
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    9,275               (11,778)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        92,075              237,390

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             482,086             827,880
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (380,712)           (601,248)

SHARE TRANSACTIONS                                           2,037,831           4,550,600
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                               376,283             593,980

 COST OF SHARES REDEEMED                                     (829,323)           (1,174,224)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             1,584,791           3,970,356
FROM SHARE TRANSACTIONS

 REDEMPTION FEES                                             51                  341

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,686,216           4,197,329

NET ASSETS

 BEGINNING OF PERIOD                                         10,377,704          6,180,375

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT      $ 12,063,920        $ 10,377,704
INCOME OF $3,328 AND $3,304, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                        212,010             480,141

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                     39,178              62,632

 REDEEMED                                                    (86,435)            (123,511)

 NET INCREASE (DECREASE)                                     164,753             419,262


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEAR ENDED   FEBRUARY 8, 1996
      JANUARY 31, 1998    JULY 31,     (COMMENCEMENT
                                       OF OPERATIONS) TO
                                       JULY 31,

      (UNAUDITED)         1997         1996


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD             $ 9.640      $ 9.400    $ 10.000

INCOME FROM INVESTMENT OPERATIONS                 .330 D       .690 D     .310
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED GAIN (LOSS)          .081         .240       (.600)

 TOTAL FROM INVESTMENT OPERATIONS                 .411         .930       (.290)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                       (.331)       (.690)     (.310)

NET ASSET VALUE, END OF PERIOD                   $ 9.720      $ 9.640    $ 9.400

TOTAL RETURN B, C                                 4.35%        10.26%     (2.88)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)          $ 12,064     $ 10,378   $ 6,180

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .35% A, E    .35% E     .35% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER     .35% A       .34% F     .34% A, F
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE         6.84% A      7.31%      6.93% A
NET ASSETS

PORTFOLIO TURNOVER RATE                           33% A        97%        93% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. FIDELITY TARGET TIMELINE 2003

INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF JANUARY 31, 1998
(MOODY'S RATINGS)   %    % OF FUND'S INVESTMENTS
                    O    6 MONTHS AGO
                    F
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

AAA                 4    49.3
                    8
                    .
                    8

AA                  6    5.3
                    .
                    3

A                   1    19.3
                    5
                    .
                    5

BAA                 2    25.1
                    5
                    .
                    0

BA                  0    0.0
                    .
                    7

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1998
              6 MONTHS AGO

YEARS   7.2   8.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1998
              6 MONTHS AGO

YEARS   5.5   6.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 * AS OF JULY 31, 1997**

CORPORATE BONDS 43.9%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 47.7%
FOREIGN GOVERNMENT
OBLIGATIONS 4.7%
SHORT-TERM
INVESTMENTS 3.7%
CORPORATE BONDS 53.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 43.8%
FOREIGN GOVERNMENT
OBLIGATIONS 1.4%
SHORT-TERM
INVESTMENTS 1.0%
ROW: 1, COL: 1, VALUE: 3.7
ROW: 1, COL: 2, VALUE: 4.7
ROW: 1, COL: 3, VALUE: 47.7
ROW: 1, COL: 4, VALUE: 43.9
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 2.4
ROW: 1, COL: 3, VALUE: 42.8
ROW: 1, COL: 4, VALUE: 52.8

* FOREIGN
 INVESTMENTS 14.2%
** FOREIGN
 INVESTMENTS 12.6%
FIDELITY TARGET TIMELINE 2003

INVESTMENTS JANUARY 31, 1998 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 43.9%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT  (NOTE 1)
AEROSPACE & DEFENSE - 2.8%
DEFENSE ELECTRONICS - 2.8%
Raytheon Co. 6 1/2%, 7/15/05  Baa $ 500,000 $ 503,605
DURABLES - 2.3%
TEXTILES & APPAREL - 2.3%
Levi Strauss & Co. 7%, 11/1/06 (a)  Baa  400,000  407,625
ENERGY - 1.7%
OIL & GAS - 1.7%
Union Oil Co. of California 9 1/8%, 2/15/06  Baa  265,000  312,122
FINANCE - 25.3%
BANKS - 19.2%
Bayerische Landesbank Girozentrale
yankee 6 3/8%, 10/15/05  Aaa  200,000  203,268
First Security Corp. 7%, 7/15/05  Baa  375,000  390,484
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa  200,000  205,740
Merita Bank Ltd. yankee 6 1/2%, 1/15/06  A3  150,000  148,839
Midland Bank PLC yankee 7 5/8%, 6/15/06  Aa3  300,000  320,319
St. George Bank Ltd. yankee 7.15%,
10/15/05 (a)  Baa  500,000  521,710
Signet Bank 7.80%, 9/15/06  Baa  250,000  275,205
Society National Bank 7 1/4%, 6/1/05  A1  500,000  529,990
Sovran Financial Corp. 9 1/4%, 6/15/06  A1  125,000  148,568
Swiss Bank 6 3/4%, 7/15/05  Aa2  500,000  516,965
Union Planters Corp. 6 3/4%, 11/1/05  Baa  150,000  152,927
  3,414,015
CREDIT & OTHER FINANCE - 3.5%
Bank of Montreal Chicago Branch
6.10%, 9/15/05  A1  125,000  123,928
Fleet Financial Group, Inc. 7 1/8%, 4/15/06  A3  375,000  394,080
Southwestern Bell Capital Corp.
7.13%, 6/1/05  A2  100,000  107,242
  625,250
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT  (NOTE 1)
FINANCE - CONTINUED
INSURANCE - 1.2%
URC Holdings Corp. 7 7/8%, 6/30/06 (a)  Baa $ 200,000 $ 215,912
SAVINGS & LOANS - 1.4%
Washington Mutual, Inc. 7 1/4%, 8/15/05  A3  234,000  247,504
TOTAL FINANCE   4,502,681
MEDIA & LEISURE - 4.1%
BROADCASTING - 0.6%
Time Warner, Inc. 7 3/4%, 6/15/05  Ba1  111,000  118,433
PUBLISHING - 2.2%
News America Holdings, Inc.
8 1/2%, 2/15/05  Baa  350,000  385,431
RESTAURANTS - 1.3%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa  85,000  82,668
Wendy's International, Inc. 6.35%, 12/15/05  Baa  150,000  148,835
  231,503
TOTAL MEDIA & LEISURE   735,367
NONDURABLES - 2.9%
TOBACCO - 2.9%
Philip Morris Companies, Inc. 7%, 7/15/05  A2  500,000  512,610
RETAIL & WHOLESALE - 2.3%
GENERAL MERCHANDISE STORES - 2.3%
Dayton Hudson Corp. 7 1/2%, 7/15/06  Baa  375,000  402,128
UTILITIES - 2.5%
GAS - 2.5%
Columbia Gas System, Inc. 6.80%, 11/28/05  Baa  150,000  154,332
InterNorth, Inc. 9 5/8%, 3/15/06  Baa  245,000  294,858
  449,190
TOTAL NONCONVERTIBLE BONDS
(Cost $7,555,033)   7,825,328
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 47.7%
 MOODY'S PRINCIPAL VALUE
 RATINGS AMOUNT  (NOTE 1)
U.S. TREASURY OBLIGATIONS - 40.0%
11 5/8%, 11/15/04  Aaa $ 2,270,000 $ 3,044,274
10 3/4%, 8/15/05  Aaa  3,095,000  4,073,299
  7,117,573
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.7%
Federal Farm Credit Bank:
 7.35%, 3/24/05  Aaa  150,000  163,500
 7.26%, 5/2/05  Aaa  500,000  542,890
Financing Corp. stripped principal
0%, 11/11/03  Aaa  770,000  557,072
Freddie Mac 8%, 1/26/05  Aaa  100,000  112,418
  1,375,880
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $8,299,950)   8,493,453
FOREIGN GOVERNMENT OBLIGATIONS - 4.7%
Saskatchewan Province yankee 8%, 7/15/04  A3  500,000  551,750
Ontario Province 7%, 8/4/05  Aa3  275,000  292,069
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $832,686)   843,819
CASH EQUIVALENTS - 3.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.59%, dated
1/30/98 due 2/2/98  $ 659,307  659,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $17,346,669)  $ 17,821,600
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,145,247 or 6.5% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 70.6% AAA, AA, A 65.2%
Baa 25.0% BBB  28.0%
Ba 0.7% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   85.8%
Canada   5.5
Australia   3.0
Switzerland   3.0
United Kingdom   1.8
Finland   0.9
TOTAL  100.0%

Purchases and sales of securities, other than short-term securities, aggregated $8,175,981 and $4,132,703, respectively, of which U.S. government and government agency obligations aggregated $5,335,421 and $2,657,154, respectively.
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $17,346,669. Net unrealized appreciation aggregated $474,931, of which $495,076 related to appreciated investment securities and $20,145 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending July 31, 1998 approximately $38,000 of losses recognized during the period November 1, 1996 to July 31, 1997.
At July 31, 1997, the fund had a capital loss carryforward of approximately $12,000 all of which will expire on July 31, 2005. FIDELITY TARGET TIMELINE 2003

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 17,821,600
AGREEMENTS OF $659,000) (COST $17,346,669) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      20,864

INTEREST RECEIVABLE                                                       349,012

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                 4,432

 TOTAL ASSETS                                                             18,195,908

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 550,604

DISTRIBUTIONS PAYABLE                                         909

OTHER PAYABLES AND ACCRUED EXPENSES                           20,005

 TOTAL LIABILITIES                                                        571,518

NET ASSETS                                                               $ 17,624,390

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 17,122,897

UNDISTRIBUTED NET INVESTMENT INCOME                                       1,832

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        24,730
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 474,931

NET ASSETS, FOR 1,790,220 SHARES OUTSTANDING                             $ 17,624,390

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $9.84
SHARE ($17,624,390 (DIVIDED BY) 1,790,220 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                      $ 518,301
INTEREST

EXPENSES

MANAGEMENT FEE                                             $ 31,432

TRANSFER AGENT FEES                                         14,541

ACCOUNTING FEES AND EXPENSES                                30,008

NON-INTERESTED TRUSTEES' COMPENSATION                       26

CUSTODIAN FEES AND EXPENSES                                 660

REGISTRATION FEES                                           14,500

AUDIT                                                       17,730

LEGAL                                                       1,712

REPORTS TO SHAREHOLDERS                                     1,842

MISCELLANEOUS                                               53

 TOTAL EXPENSES BEFORE REDUCTIONS                           112,504

 EXPENSE REDUCTIONS                                         (87,355)    25,149

NET INVESTMENT INCOME                                                   493,152

REALIZED AND UNREALIZED GAIN (LOSS)                                     75,400
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                 204,612
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                         280,012

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 773,164
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTION                                                      $ 166
CUSTODIAN CREDITS

 FMR REIMBURSEMENT                                                      87,189

                                                                       $ 87,355


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED    YEAR ENDED
                                                            JANUARY 31, 1998    JULY 31,
                                                            (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 493,152           $ 714,934
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    75,400              12,474

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        204,612             491,377

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             773,164             1,218,785
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (492,358)           (714,423)

SHARE TRANSACTIONS                                           5,699,768           10,023,642
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                               484,078             704,303

 COST OF SHARES REDEEMED                                     (2,052,362)         (5,000,004)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             4,131,484           5,727,941
FROM SHARE TRANSACTIONS

 REDEMPTION FEES                                             663                 1,697

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    4,412,953           6,234,000

NET ASSETS

 BEGINNING OF PERIOD                                         13,211,437          6,977,437

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT      $ 17,624,390        $ 13,211,437
INCOME OF $1,832 AND $1,038, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                        586,880             1,066,648

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                     49,967              74,936

 REDEEMED                                                    (212,270)           (530,748)

 NET INCREASE (DECREASE)                                     424,577             610,836


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEAR ENDED   FEBRUARY 8, 1996
      JANUARY 31, 1998    JULY 31,     (COMMENCEMENT
                                       OF OPERATIONS) TO
                                       JULY 31,

      (UNAUDITED)         1997         1996


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD             $ 9.670      $ 9.240    $ 10.000

INCOME FROM INVESTMENT OPERATIONS                 .331 D       .634 D     .307
NET INVESTMENT INCOME

 NET REALIZED AND UNREALIZED GAIN (LOSS)          .170         .428       (.762)

 TOTAL FROM INVESTMENT OPERATIONS                 .501         1.062      (.455)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                       (.331)       (.634)     (.306)

REDEMPTION FEES ADDED TO PAID IN CAPITAL          .000         .002       .001

NET ASSET VALUE, END OF PERIOD                   $ 9.840      $ 9.670    $ 9.240

TOTAL RETURN B, C                                 5.29%        11.94%     (4.53)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)          $ 17,624     $ 13,211   $ 6,977

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .35% A, E    .35% E     .35% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER     .35% A       .34% F     .34% A, F
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE         6.82% A      6.76%      6.93% A
NET ASSETS

PORTFOLIO TURNOVER RATE                           58% A        83%        180% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Target Timeline 1999, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 (the funds) are funds of Fidelity Boston Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the funds less than 90 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the funds, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
fee was equivalent to an annualized rate of .43% of average net assets for each fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fee was equivalent to an annualized rate of .20% of the average net assets for each fund.
ACCOUNTING FEES. FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .35% of average net assets.
In addition, certain funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of more than 5% of the outstanding shares of the following funds:
BENEFICIAL INTEREST
 FUND  % OWNERSHIP
Fidelity Target Timeline 2001  34.02%
Fidelity Target Timeline 2003  22.49%
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc. London, England
Fidelity Management & Research
(Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Christine J. Thompson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income Fund
Ginnie Mae Fund
International Bond Fund
Government Securities Fund
Intermediate Bond Fund
Investment Grade Bond Fund
New Markets Income Fund
Short-Intermediate Government Fund
Short-Term Bond Fund
Spartan(registered trademark) Ginnie Mae Fund
Spartan Government Income Fund
Spartan Investment Grade Bond Fund
Spartan Limited Maturity
 Government Fund
Spartan Short-Intermediate Government Fund
Spartan Short-Term Bond Fund
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE